CASH FLOW STATEMENTS (Details) - Schedule of Acquisition of Group Undertakings and Businesses - Business combinations [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
The Group [member]
CASH FLOW STATEMENTS (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Cash and cash equivalents			£ 123
Loans and receivables: Loans and advances to customers			7,811
Available-for-sale financial assets			16
Intangible assets		£ 21	702
Property, plant and equipment			6
Other assets		6	414
Deposits from banks	[1]		(6,431)
Other liabilities		(1)	(927)
Goodwill arising on acquisition			302
Cash consideration		26	2,016
Less: Cash and cash equivalents acquired			(123)
Net cash outflow arising from acquisition of subsidiaries and businesses		26	1,893
Acquisition of and additional investment in joint ventures			20
Net cash outflow from acquisitions in the year		26	1,913
The Bank [member]
CASH FLOW STATEMENTS (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Loans and receivables: Loans and advances to customers			7,311
Property, plant and equipment			1
Other assets			5
Customer deposits			(8,114)
Deposits from banks	[1]
Net balances with group undertakings			1,305
Other liabilities			(103)
Adjustment on vesting of businesses (note 24)			(278)
Investments in subsidiaries derecognised on vesting of businesses (note 24)			(127)
Investment in subsidiary acquired		98	2,026
Net cash outflow from acquisitions in the year		£ 98	£ 2,026

[1]	Upon acquisition in 2017, the funding of MBNA was assumed by the Bank.